EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2013	2014	2015
	Restated(1)	Restated(1)
Net income / (loss) from continuing operations attributable to NBG shareholders	(577)	(2,639)	(3,340)
Gain on redemption of preference shares	-	-	1,067
Net income / (loss) from continuing operations attributable to ordinary shareholders	(577)	(2,639)	(2,273)
Net income / (loss) from disontinued operations attributable to NBG shareholders	614	162	(5,124)
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders	37	(2,477)	(7,397)
Weighted average ordinary shares outstanding for basic and diluted earnings per share	92,460,180	208,228,138	786,381,893

Basic and diluted earnings / (losses) per share from continuing operations	(6.24)	(12.67)	(2.89)
Basic and diluted earnings / (losses) per share from continuing and discontinued operations	0.40	(11.90)	(9.41)

(1) The restatement reflects the reverse split if 1 new share for 15 existing shares in 2015